American Funds Portfolio Series
6455 Irvine Center Drive
Irvine, California  92618

Phone (213) 486 9447
Fax (213) 486 9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

April 18, 2012

Document Control
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:	American Funds Portfolio Series (“Series”)
File No. 333-178936 and No. 811-22656

Dear Sir or Madam:

On behalf of the Series, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information.

The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on March 29, 2012 pursuant to Rule 497 (Accession No. 0001537151-12-000018), which is incorporated by reference into this filing.

If you have any questions, please fee free to contact me.

Sincerely,

/s/ Steven I. Koszalka
Steven I. Koszalka

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